SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Mar. 26, 2026	Apr. 02, 2026
SUBSEQUENT EVENTS
Treasury stock retired	144,498,392
O 2026A Dividends
SUBSEQUENT EVENTS
Dividend payable, date declared		Apr. 02, 2026
Common stock, per share, declared		$ 0.325
Dividends payable, date of record		Apr. 16, 2026
Dividend declared		$ 365
O 2026A Dividends | ADS
SUBSEQUENT EVENTS
Common stock, per share, declared		$ 2.6